Exhibit 99.2

JCIII LoanKey	JCIII	LOANID	Loan Id	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody’s Compliance Grade	DBRS Compliance Grade
1159426					First	FIXED	Cashout Refi	Owner Occ			CA			YES	36	2	[2] Affiliated Business Doc Missing					RB	B	B	B
15121940					First	ARM	Purchase	Owner Occ			NC			NO	*Not Applicable	1						RA	A	A	A
15122229	First	ARM	Purchase	Owner Occ	TX	YES	24	2	[2] State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Complaints and Inquiries Notice
																						RB	B	B	B
22311484					First	ARM	Purchase	Owner Occ			CA			YES	24	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
25620368					First	ARM	Cashout Refi	Owner Occ			FL			YES	36	2	[2] State - Missing Lock In Agreement					RB	B	B	B
57057589					First	FIXED	Cashout Refi	Owner Occ			OR			NO	*Not Applicable	1						RA	A	A	A
78934278	First	FIXED	Purchase	Owner Occ	NY	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower’s Choice of Attorney Disclosure
																		Finance charges under disclosed by $830.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
106223439	First	ARM	Cashout Refi	Owner Occ	CA	YES	36	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure
																						RB	B	B	B
115067915					First	ARM	Purchase	Owner Occ			FL			YES	36	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Lock In Agreement					RB	B	B	B
123444365					First	ARM	Purchase	Owner Occ			IL			NO	*Not Applicable	1						RA	A	A	A
130554749					First	FIXED	Cashout Refi	Owner Occ			NY			NO	*Not Applicable	2	[2] State - Missing Borrower’s Choice of Attorney Disclosure					RB	B	B	B
139878479					First	ARM	Purchase	Owner Occ			WA			NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Oral Agreement Notice					RB	B	B	B
139928618					First	FIXED	Purchase	Owner Occ			NY			NO	*Not Applicable	2	[2] State - Missing Prevailing Commitment Disclosure					RB	B	B	B
141439172					First	FIXED	Purchase	Owner Occ			FL			NO	*Not Applicable	2	[2] State - Missing Broker Agreement					RB	B	B	B
161784576					First	FIXED	Cashout Refi	Owner Occ			CT			NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Agreement					RB	B	B	B
166502317					First	ARM	Purchase	Investment Property			NY			YES	12	3	[3] HUD-1 Incomplete [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD incomplete due to missing page 2. No fees were captured.	NO		TNR Testing Not Required	RD	D	D	D
169883016					First	ARM	Cashout Refi	Investment Property			VA			YES	12	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Choice of Settlement Agent Disclosure					RB	B	B	B
178984158					First	FIXED	Rate/Term Refi	Owner Occ			IL			NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present					RB	B	B	B
210380526	First	FIXED	Cashout Refi	Owner Occ	MS	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Originator Dislcosure
[2]   State - Missing Right to Choose Insurance Provider
[2]   Initial GFE Missing
[2]   Initial TIL Missing
Finance charges under disclosed by $354.76 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 4% for the state of Mississippi.
																				APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
821396089	First	ARM	Cashout Refi	Owner Occ	CA	YES	24	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Impound Authorization Disclosure
																						RB	B	B	B
821831284					First	FIXED	Cashout Refi	Owner Occ			AZ			YES	36	2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
871469731					First	FIXED	Purchase	Owner Occ			FL			NO	*Not Applicable	3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being executed by borrower and missing date.	NO		TNR Testing Not Required	RB	B	B	B
871483458	First	FIXED	Cashout Refi	Owner Occ	TX	NO	*Not Applicable	3	[3] [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice of 3-day Right of Rescission signed and dated at time of closing not in file.
[3]   [TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[3]   [TXH] Home Loan Provision: Unable to validate value stated on “Acknowledgement of Fair Market Value” matches value stated by appraiser due to missing docs
[3]   [TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
[3]   TIL Missing
[3]   ROR Missing
[3]   Violation of TX Equity Out 12 Day Cooling-Off Period
[2]   State - Missing Mortgage Banker Disclosure
[2]   Affiliated Business Doc Missing
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[TXH] Home Loan Provision: No evidence found that TX 50(a)(6) loan is reviewed by a Texas attorney prior to closing
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement of Fair Market Value signed and dated by all borrowers  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Acknowledgement that borrower(s) received copies of all documents signed at closing  not in file.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice Concerning Equity Loan Extensions of Credit / Home Equity Disclosure was not in file, unable to verify compliance of TX50a6 12 day cooling off period.
[TXH] Home Loan Provision: TX 50(a)(6) DISCLOSURE: Notice of 3-day Right of Rescission signed and dated at time of closing not in file.
[TXH] Home Loan Provision: Unable to validate value stated on “Acknowledgement of Fair Market Value” matches value stated by appraiser due to missing docs
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. A 50a6 violation may lead to forfeiture of all principal and interest.	State - NC	RC	C	C	C
871678974	First	ARM	Purchase	Investment Property	CA	NO	*Not Applicable	3	[3] TIL Incomplete
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Credit Score Disclosure Not Present
																		Final TIL incomplete due to not being executed by borrower, missing date and page 2 of 2.	NO		TNR Testing Not Required	RB	B	B	B
872103310					First	FIXED	Purchase	Owner Occ			VA			NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Choice of Settlement Agent Disclosure					RB	B	B	B
872522990	First	ARM	Purchase	Owner Occ	CT	NO	*Not Applicable	3	[3] TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Appraisal Notice
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES		TR TIL Deficiency	RB	B	B	B
872621408					First	FIXED	Purchase	Owner Occ			NY			NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure					RB	B	B	B
873394256	First	FIXED	Cashout Refi	Owner Occ	CA	NO	*Not Applicable	3	[3] TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	RD	D	D	D
873881371	First	FIXED	Cashout Refi	Owner Occ	NC	NO	*Not Applicable	3	[3] TIL Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES		TR TIL Deficiency	RB	B	B	B
1742268628	First	FIXED	Cashout Refi	Owner Occ	MD	NO	*Not Applicable	3	[3] TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Application Disclosure
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																			YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR TIL Deficiency	RB	B	B	B
1742611902					First	FIXED	Cashout Refi	Owner Occ			CT			NO	*Not Applicable	3	[3] ROR Missing [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial TIL Missing	Final TIL is executed by borrower at closing; however reflects estimated Finance Charge figure.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Tested	RB	B	B	B
1756070629					First	FIXED	Cashout Refi	Owner Occ			NY			NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower’s Choice of Attorney Disclosure	Finance charges under disclosed by $599.96 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $600 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
1829205920	First	FIXED	Cashout Refi	Owner Occ	VA	NO	*Not Applicable	3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Disclosure of Terms of Mortgage Application	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
1844760687	First	FIXED	Cashout Refi	Owner Occ	MD	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Loan Commitment
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																						RB	B	B	B
1860180860					First	FIXED	Cashout Refi	Owner Occ			MN			NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $235.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
1903098791					First	FIXED	Rate/Term Refi	Owner Occ			OR			NO	*Not Applicable	3	[3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
1914040670					First	FIXED	Purchase	Owner Occ			NY			NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Lock-In Agreement [2] State - Missing Borrower’s Choice of Attorney Disclosure					RB	B	B	B
1915414436					First	FIXED	Cashout Refi	Owner Occ			NY			NO	*Not Applicable	3	[3] ROR Missing [2] State - Missing Borrower’s Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
1962541133	First	FIXED	Rate/Term Refi	Owner Occ	GA	NO	*Not Applicable	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $72.57 which exceeds the $35 tolerance for refinance transactions. TIL itemizaiton did not disclose a courier fee of $75 as a prepaid finance charge.	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

																					TILA SOL Expired	RB	B	B	B
1980352449	First	FIXED	Cashout Refi	Owner Occ	CT	NO	*Not Applicable	3	[3] ROR Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock Agreement
[2]   State - Missing Agreement Concerning Nonrefundability of Advance Fee
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																				ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
1991370238					First	FIXED	Rate/Term Refi	Owner Occ			SC			NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing					RB	B	B	B
3013086883					First	ARM	Cashout Refi	Owner Occ			IL			NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document					RB	B	B	B
3013506856	First	ARM	Cashout Refi	Owner Occ	FL	NO	*Not Applicable	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   Initial TIL Missing
																						RB	B	B	B
4500276409	First	FIXED	Cashout Refi	Owner Occ	MA	NO	*Not Applicable	3	[3] State Late Charge Not Standard
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																		Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			Late Charge	RC	C	C	C
4501931893	First	FIXED	Cashout Refi	Owner Occ	PA	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[3]   Note P&I Does Not Equal Final TIL P&I
[2]   State - Missing Rate Lock
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   State - Missing Mortgage Consumer Disclosure
[2]   Credit Score Disclosure Not Present
Final TIL incomplete due to amortizing term reflecting 311 months; however, amortizing term on note indicates 360 months.
Finance charges under disclosed by $16,711.08 which exceeds the $35 tolerance for refinance transactions. Under disclosure due to final TIL reflecting amortization over 311 months; however, note indicates loan amortization over 360 months.
The Note reflects P&I of $516.44 and the TIL reflects an initial P&I of $543.39. Discrepancy appears to be due to final TIL amortizing term differs from amortizing term on note.
TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

																					TR Tested	RB	B	B	B
7000030315					First	FIXED	Cashout Refi	Owner Occ			VA			YES	36	2	[2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
9341520907	First	FIXED	Cashout Refi	Owner Occ	FL	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   Initial TIL Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   Initial GFE Date not within 3 days of Initial Application Date
																		Finance charges are underdisclosed by $58.34 which exceeds the $35 tolerance for refinances. The TIL itemization did not disclose the Closign Agent Fee of $75 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
9800031263					First	FIXED	Cashout Refi	Owner Occ			PA			YES	60	1						RA	A	A	A